Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 49	$ 123	$ 366	$ 472
Loss on disposal of assets			$ 472	$ 584